EARNINGS PER SHARE - Narrative (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Vested and Unvested Shares of Restricted Share Units, Performance Share Units, and Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)	7,150	1,749,669	140,106	947,608
Unvested Performance Share Units and Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)			3,823,241	5,497,086